FIDELITY
MAGELLAN(REGISTERED TRADEMARK)
FUND

SEMIANNUAL REPORT
SEPTEMBER 30, 1998

(2 fidelity logo graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE     3    Ned Johnson on investing strategies.

PERFORMANCE             4    How the fund has done over time.

FUND TALK               6    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES      10   A summary of major shifts in the fund's
                             investments over the past six months.

INVESTMENTS             11   A complete list of the fund's investments
                             with their market values.

FINANCIAL STATEMENTS    27   Statements of assets and liabilities,
                             operations, and changes in net assets,
                             as well as financial highlights.

NOTES                   31   Notes to the financial statements.

REPORT OF INDEPENDENT   37   The auditors' opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNTS
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:
The stock and bond markets continued to be influenced by competing factors as the third quarter of 1998 ended. On the one hand, low inflation, low unemployment and moderate growth in the U.S. economy provided a foundation for positive returns. But growing concerns about U.S. corporate earnings, combined with fears about the health of the economies and financial markets in Japan, Russia and many emerging markets, led to a continuation of the volatility that has marked most of the year.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS
PERIODS ENDED SEPTEMBER         PAST 6   PAST 1  PAST 5   PAST 10
30, 1998                        MONTHS   YEAR    YEARS    YEARS

FIDELITY MAGELLAN               -8.04%   4.61%   98.83%   395.34%

FIDELITY MAGELLAN (INCL.        -10.80%  1.47%   92.86%   380.48%
3.00% SALES CHARGE)

S&P 500 (registered trademark)  -6.97%   9.05%   147.93%  392.68%

Growth Funds Average            -11.80%  -1.44%  98.73%   303.03%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 1070 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED SEPTEMBER    PAST 1  PAST 5  PAST 10
30, 1998                   YEAR    YEARS   YEARS

FIDELITY MAGELLAN          4.61%   14.74%  17.35%

FIDELITY MAGELLAN (INCL.   1.47%   14.04%  17.00%
3.00% SALES CHARGE)

S&P 500                    9.05%   19.91%  17.29%

Growth Funds Average       -1.44%  14.35%  14.57%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Magellan                    S&P 500
             00021                       SP001
  1988/09/30       9700.00                    10000.00
  1988/10/31       9902.34                    10278.00
  1988/11/30       9768.79                    10131.02
  1988/12/31       9960.74                    10308.32
  1989/01/31      10768.81                    11062.89
  1989/02/28      10593.59                    10787.42
  1989/03/31      10908.99                    11038.77
  1989/04/30      11457.33                    11611.68
  1989/05/31      12062.24                    12081.95
  1989/06/30      11957.58                    12013.09
  1989/07/31      12962.25                    13097.87
  1989/08/31      13301.32                    13354.59
  1989/09/30      13531.56                    13299.83
  1989/10/31      13106.67                    12991.28
  1989/11/30      13322.25                    13256.30
  1989/12/31      13405.60                    13574.45
  1990/01/31      12541.02                    12663.60
  1990/02/28      12798.60                    12826.96
  1990/03/31      13125.62                    13166.88
  1990/04/30      12794.12                    12837.71
  1990/05/31      13932.07                    14089.38
  1990/06/30      13992.62                    13993.57
  1990/07/31      13834.25                    13948.80
  1990/08/31      12478.77                    12687.82
  1990/09/30      11686.91                    12069.93
  1990/10/31      11542.51                    12018.03
  1990/11/30      12415.89                    12794.39
  1990/12/31      12801.20                    13151.35
  1991/01/31      13696.07                    13724.75
  1991/02/28      14885.28                    14706.07
  1991/03/31      15390.87                    15061.96
  1991/04/30      15447.84                    15098.11
  1991/05/31      16328.66                    15750.35
  1991/06/30      15369.16                    15028.98
  1991/07/31      16323.76                    15729.33
  1991/08/31      16825.54                    16102.12
  1991/09/30      16761.90                    15833.21
  1991/10/31      16987.09                    16045.38
  1991/11/30      16147.53                    15398.75
  1991/12/31      18053.32                    17160.36
  1992/01/31      18061.21                    16841.18
  1992/02/29      18426.96                    17060.12
  1992/03/31      17927.02                    16727.44
  1992/04/30      18192.78                    17219.23
  1992/05/31      18367.08                    17303.61
  1992/06/30      18043.57                    17045.78
  1992/07/31      18549.94                    17742.95
  1992/08/31      18147.66                    17379.22
  1992/09/30      18355.83                    17584.30
  1992/10/31      18485.24                    17645.84
  1992/11/30      18952.22                    18247.57
  1992/12/31      19319.68                    18472.01
  1993/01/31      19828.66                    18627.18
  1993/02/28      20242.59                    18880.51
  1993/03/31      20984.59                    19278.89
  1993/04/30      21190.02                    18812.34
  1993/05/31      22025.21                    19316.51
  1993/06/30      22332.36                    19372.53
  1993/07/31      22578.72                    19295.04
  1993/08/31      23906.51                    20026.32
  1993/09/30      24165.66                    19872.11
  1993/10/31      24181.66                    20283.47
  1993/11/30      23384.99                    20090.77
  1993/12/31      24083.44                    20333.87
  1994/01/31      25035.22                    21025.22
  1994/02/28      24851.67                    20455.44
  1994/03/31      23699.33                    19563.58
  1994/04/30      23937.28                    19814.00
  1994/05/31      23661.52                    20138.95
  1994/06/30      22634.91                    19645.54
  1994/07/31      23392.48                    20289.92
  1994/08/31      24500.50                    21121.80
  1994/09/30      23863.30                    20604.32
  1994/10/31      24670.43                    21067.92
  1994/11/30      23318.14                    20300.62
  1994/12/31      23647.36                    20601.68
  1995/01/31      23406.64                    21135.88
  1995/02/28      24719.99                    21959.55
  1995/03/31      25643.93                    22607.57
  1995/04/30      26836.92                    23273.37
  1995/05/31      27587.16                    24203.60
  1995/06/30      29688.47                    24765.85
  1995/07/31      31967.54                    25587.09
  1995/08/31      32244.87                    25651.31
  1995/09/30      32835.09                    26733.80
  1995/10/31      31995.99                    26638.36
  1995/11/30      32707.09                    27807.78
  1995/12/31      32355.12                    28343.36
  1996/01/31      32821.74                    29308.17
  1996/02/29      32607.24                    29579.85
  1996/03/31      32934.63                    29864.71
  1996/04/30      33145.37                    30304.91
  1996/05/31      33295.17                    31086.48
  1996/06/30      33264.04                    31204.92
  1996/07/31      31716.47                    29826.28
  1996/08/31      32516.94                    30455.32
  1996/09/30      33819.93                    32169.35
  1996/10/31      34620.40                    33056.58
  1996/11/30      36861.72                    35555.32
  1996/12/31      36136.36                    34850.97
  1997/01/31      37722.51                    37028.46
  1997/02/28      37216.20                    37318.76
  1997/03/31      35934.73                    35785.34
  1997/04/30      37538.80                    37921.72
  1997/05/31      40216.81                    40230.40
  1997/06/30      41881.97                    42032.72
  1997/07/31      45396.28                    45377.26
  1997/08/31      43376.93                    42835.23
  1997/09/30      45929.87                    45181.31
  1997/10/31      44365.91                    43672.26
  1997/11/30      45230.68                    45693.84
  1997/12/31      45745.58                    46478.41
  1998/01/31      46240.16                    46992.46
  1998/02/28      49745.38                    50381.56
  1998/03/31      52251.86                    52961.59
  1998/04/30      52852.07                    53494.39
  1998/05/31      51807.74                    52574.82
  1998/06/30      54015.05                    54710.41
  1998/07/31      53611.03                    54127.74
  1998/08/31      45308.98                    46301.95
  1998/09/30      48048.41                    49268.06
IMATRL PRASUN   SHR__CHT 19980930 19981008 142354 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Magellan Fund on September 30, 1988, and the current 3.00% sales charge was paid. As the chart shows, by September 30, 1998, the value of the investment would have grown to $48,048 - a 380.48% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $49,268 - a 392.68% increase.

(checkmark)UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP
While it may be a clich<UNDEF> to compare the performance of a volatile market to a roller coaster, few comparisons would be more appropriate for the ups and downs that equity investors experienced during the six-month period ending September 30, 1998.
Consider these swings: On Friday,
July 17, the Dow Jones Industrial
Average - an index of 30 blue-chip
stocks - reached a record high of
9337.97. By the following Friday,
it dropped over 400 points. On
August 31, the Dow plunged 512.61
points - erasing all previous gains
for the year. The next day, blue-chips
roared back up 288.36. Other
skyrocketing rallies and precipitous
drops include the record-setting
one-day gain of 380.53 points on
September 8, followed by a
275.75-point plummet on
September 9. Appropriately, the
Dow closed on September 30 with
a 237.90 loss, triggered by
investor disappointment over a
lower-than-hoped-for decrease in
the Federal interest rate. At the
controls of this see-sawing volatility
were several drivers, including the
continuing Asian and Russian
economic dilemmas, chaotic
emerging markets and concerns
over U.S. political leadership.
Despite these drawbacks, the U.S.
economy demonstrated exceptional
resiliency. Inflation remained benign,
unemployment was at its lowest rate
in decades and interest rates
continued to decline. For the period,
the Dow was down -10.10%, while
the Standard & Poor's 500 Index
- a market-capitalization
weighted index of 500 widely held
U.S. stocks - returned -6.97%.

(photograph of Robert Stansky)

An interview with Robert Stansky, Portfolio Manager of Fidelity
Magellan Fund
Q. BOB, HOW HAS THE FUND PERFORMED?
A. As I'm sure most Magellan shareholders realize, it's been a very tough past few months for investors in the U.S. stock market. The fund's performance looks like this: During the six-month period that ended September 30, 1998, Magellan Fund had a total return of -8.04%. Despite being in negative territory, that return beat the Lipper growth funds average, which was -11.80% during the same period. The fund's benchmark index, the Standard & Poor's 500 Index, returned -6.97%. For the 12-month period that ended September 30, the fund returned 4.61%, the growth funds average returned -1.44% and the S&P 500 returned 9.05%.
Q. YOU MENTIONED THE RECENT MARKET VOLATILITY. WHAT WERE THE FACTORS BEHIND IT, AND HOW DID IT AFFECT THE FUND?
A. The volatility we've experienced in recent months had its roots in last October's downdraft of the Asian markets. The economic and financial crisis that began in the Far East - and later spread to other parts of the world - created serious global concerns about liquidity, or the ability of individuals and companies to convert assets to cash without significant losses, and credit risk, or the risk of borrowers defaulting on loans. The question that loomed over the U.S. market was the extent to which these factors would negatively affect the earnings of U.S. companies. At first, it was mostly worries about potential earnings shortfalls that caused stock prices to fall. Later in the period, however, we saw concrete evidence that these concerns were justified. Several large consumer food and personal products companies warned investors to lower their expectations regarding future profits. As I've stated many times, stock prices tend to follow company earnings over time. And to the extent that earnings forecasts are revised downward, stock prices often will head that way as well. The market drop over the past three months effectively negated gains made by U.S. stocks - and the fund - in the first half of 1998.
Q. IN LIGHT OF THIS, HAVE YOU MADE CHANGES TO THE FUND?
A. Mainly, I took advantage of lower stock prices by buying more of the stocks I was most optimistic about. However, market volatility does not change my core strategy. As always, I am focused on accurately forecasting corporate earnings over the next year or two. I invest in those companies whose earnings I believe will outpace the average earnings in the broad market and whose stocks are selling at reasonable valuations. At this point, there is still a healthy selection of companies that fit these criteria, and they are the opportunities I've pursued.
Q. LET'S TAKE A CLOSER LOOK AT THE FUND'S INVESTMENTS. THE TECHNOLOGY SECTOR HAS RISEN AS A PERCENTAGE OF THE FUND'S INVESTMENTS FROM 15.3% SIX MONTHS AGO TO 21.6% ON SEPTEMBER 30. WHY?
A. Technology names probably make up the bulk of those stocks I've been nibbling at since prices dropped so significantly, which accounts for part of the increase. At the end of the period, the technology sector remained among the most attractive in terms of its strong long-term unit growth and earnings potential. The rest of the increase is due to market appreciation of many of the fund's existing technology investments over the past six months. The short list of stocks that have made the greatest contribution to the fund's returns during this period includes Microsoft, Dell Computer, Cisco Systems, America Online, EMC, Lucent Technologies and IBM.
Q. WHAT OTHER FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. Selected health care stocks such as Schering-Plough and Warner-Lambert benefited from continued strong earnings outlooks, particularly relative to stocks in other sectors of the market. Financial stocks were a double-edged sword. While the fund generally benefited from being underweighted in financials relative to the broad market and some of its peers, many of these stocks fell sharply during the period. A number of large U.S. financial institutions such as Citicorp and Chase Manhattan had significant overseas exposure. Weakening global economies and potential credit losses raised very real concerns about future profit growth for these companies.
Q. ANY OTHER SIGNIFICANT DISAPPOINTMENTS?
A. The biggest was Cendant, a services company that owns brands such as Avis car rentals, Howard Johnson hotels and Century 21 real estate. In mid-April, the company unexpectedly disclosed accounting irregularities. Because Cendant's earnings had been overstated as a result, its future growth prospects immediately worsened significantly. That led to heavy selling of the stock and a substantial drop in its price. While this problem caught me by surprise, accounting irregularities of this type within a company can be very difficult to detect.
Q. ON A DIFFERENT SUBJECT, THE NUMBER OF INDIVIDUAL HOLDINGS IN THE FUND HAS DECREASED FROM ABOUT 470 ON MARCH 31 TO ABOUT 350 ON SEPTEMBER 30. WHAT'S BEHIND THIS?
A. This is part of a strategy I've gradually been employing as market conditions have given me the opportunity. As I've reduced the number of overall holdings in the fund, I've increased the concentration of the fund's investments in the top 10 and top 50 largest holdings. This was a more difficult process when markets were generally rising, but the recent volatility has provided me the opportunity to buy more of my favorite stocks at attractive prices. Historical analysis I've done shows that the fund's largest holdings have had the strongest positive influence on its overall performance. Thus, I believe I can incrementally improve Magellan's long-term performance by giving heavier weighting to my best ideas. As a result, the percentage of the fund's investments concentrated in its top 10 largest holdings has increased from 16.6% on March 31 to 21.8% on September 30. The percentage of investments in the top 50 stocks has risen, too. Finally, it's important to note that the fund remained well diversified across more than 300 stocks in more than a dozen different industries at the end of the period.
Q. BOB, WHAT'S YOUR PERSPECTIVE GOING FORWARD?
A. As Magellan shareholders know, I don't predict the near-term direction of the market. There is still a great deal of uncertainty about how the worldwide economic troubles will impact U.S. corporate profits; we'll learn more as companies report their third- and fourth-quarter results. Over longer periods, stock prices generally follow earnings, and I will continue to focus on those companies that I believe can grow earnings faster than the overall market. The market backdrop - in terms of interest rates and inflation - at this point still appears relatively favorable. However, we all know that can change. If I can pinpoint companies with significant potential for earnings growth as well as companies that may be growing more slowly but whose stock valuations are historically low, I believe the fund has an excellent chance to outperform the market and its peers over the long term.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing mainly
in equity securities with growth
potential
FUND NUMBER: 021
TRADING SYMBOL: FMAGX
START DATE: May 2, 1963
SIZE: as of September 30, 1998,
more than $65.8 billion
MANAGER: Robert Stansky,
since 1996; manager, Fidelity
Growth Company Fund and
Fidelity Advisor Equity Growth,
1987-1996; Fidelity Emerging
Growth Fund, 1990-1991;
Fidelity Select Defense and
Aerospace Portfolio, 1984-
1987; joined Fidelity in 1983

BOB STANSKY ON INVESTING
IN A VOLATILE MARKET:
"Volatile market conditions don't
change the fundamental way in
which I manage money. I believe
over the long run the best defense
is a good offense. If I can find
companies that are growing
earnings over a one-, two- or
three-year period, that are able to
finance their growth and are
selling at attractive valuations, I've
provided the fund with the
opportunity for capital
appreciation. That's opposed to
battening down the hatches and
investing in defensive-type stocks
that may not fall as far as others in
a down market. Stocks can make
strong gains over short periods,
and I don't want to be standing on
the sidelines when upside
potential is realized.
"The bottom line is that I don't
time or predict the market; any
number of factors can make stocks
rise or fall over the course of a day,
week, month or even a year. But
over the long haul it all gets down
to one thing: earnings. Companies
that can grow their profits
significantly and whose stocks are
fairly priced or undervalued have the
best chance at appreciation. Those
are the opportunities that will catch
my eye time and time again,
whether the current direction of
the market is up or down."

INVESTMENT CHANGES

TOP TEN STOCKS AS OF SEPTEMBER 30, 1998

                                         % OF FUND'S   % OF FUND'S INVESTMENTS
                                         INVESTMENTS   IN THESE STOCKS
                                                       6 MONTHS AGO

General Electric Co.                      3.9           3.5

Microsoft Corp.                           3.6           2.2

Intel Corp.                               2.1           1.0

Cisco Systems, Inc.                       2.0           1.1

Merck & Co., Inc.                         1.9           1.7

Wal-Mart Stores, Inc.                     1.8           1.4

Home Depot, Inc.                          1.8           1.4

MCI WorldCom, Inc.                        1.7           1.2

Lucent Technologies, Inc.                 1.5           0.8

America Online, Inc.                      1.5           0.4



TOP FIVE MARKET SECTORS AS OF SEPTEMBER 30,
1998

                                              % OF FUND'S   % OF FUND'S INVESTMENTS
                                              INVESTMENTS   IN THESE MARKET SECTORS
                                                            6 MONTHS AGO

TECHNOLOGY                                     21.6          15.3

HEALTH                                         11.7          11.7

FINANCE                                        11.2          13.1

RETAIL & WHOLESALE                             9.3           8.6

INDUSTRIAL                                     7.0           8.1
MACHINERY &
EQUIPMENT


ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF SEPTEMBER 30, 1998 *
ROW: 1, COL: 1, VALUE: 93.59999999999999
ROW: 1, COL: 2, VALUE: 6.4
STOCKS 93.6%
SHORT-TERM
INVESTMENTS 6.4%
*FOREIGN
INVESTMENTS 4.8%

AS OF MARCH 31, 1998 **
ROW: 1, COL: 1, VALUE: 96.2
ROW: 1, COL: 2, VALUE: 3.8
STOCKS 96.2%
SHORT-TERM
INVESTMENTS 3.8%
**FOREIGN
INVESTMENTS 8.6%

INVESTMENTS SEPTEMBER 30, 1998
SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES

COMMON STOCKS - 93.6%

                                SHARES       VALUE (NOTE 1)
                                             (000S)

AEROSPACE & DEFENSE -
1.3%

AEROSPACE & DEFENSE -
1.2%

AlliedSignal, Inc.               7,852,500   $ 277,782

Boeing Co.                       2,908,600    99,801

Gulfstream Aerospace             938,000      37,755
Corp. (a)

Textron, Inc.                    1,211,400    73,441

United Technologies Corp.        3,821,900    292,136

                                              780,915

DEFENSE ELECTRONICS - 0.0%

Raytheon Co. Class B             651,500      35,140

SHIP BUILDING & REPAIR -
0.1%

General Dynamics Corp.           1,003,800    50,378

TOTAL AEROSPACE &                             866,433
DEFENSE

BASIC INDUSTRIES - 1.7%

CHEMICALS & PLASTICS -
1.0%

Air Products & Chemicals,        500,000      14,875
Inc.

du Pont (E.I.) de Nemours        5,672,300    318,358
& Co.

Hanna (M.A.) Co.                 1,358,325    15,281

Monsanto Co.                     3,982,800    224,530

Praxair, Inc.                    1,356,000    44,324

Schulman (A.), Inc.              174,625      2,467

Synetic, Inc. (a)(c)             1,157,582    48,040

Trivest 1992 Special Fund        26.6(d)      4,487
Ltd.

                                              672,362

IRON & STEEL - 0.2%

Aeroquip-Vickers, Inc.           541,500      15,568

Nucor Corp.                      2,692,400    109,379

                                              124,947

METALS & MINING - 0.2%

Aluminum Co. of America          1,950,000    138,450

PACKAGING & CONTAINERS -
0.0%

Owens-Illinois, Inc. (a)         742,700      18,568

PAPER & FOREST PRODUCTS -
0.3%

Fort James Corp.                 737,500      24,199

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

BASIC INDUSTRIES -
CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Kimberly-Clark Corp.             2,889,800   $ 117,037

Louisiana-Pacific Corp.          2,032,600    41,414

                                              182,650

TOTAL BASIC                                   1,136,977
INDUSTRIES

CONSTRUCTION & REAL
ESTATE - 1.9%

BUILDING MATERIALS - 1.0%

Centex Construction              577,800      19,717
Products, Inc.

Lafarge Corp. (c)                4,418,943    126,216

Masco Corp.                      6,075,800    149,617

Owens-Corning                    1,779,100    57,932

Sherwin-Williams Co.             6,836,400    147,837

Southdown, Inc. (c)              2,199,792    98,991

USG Corp.                        2,413,000    104,362

                                              704,672

CONSTRUCTION - 0.3%

Centex Corp.                     1,200,000    41,400

Clayton Homes, Inc.              1,262,687    22,097

Oakwood Homes Corp. (c)          3,719,200    48,815

Pulte Corp. (c)                  2,878,000    70,691

                                              183,003

REAL ESTATE INVESTMENT
TRUSTS - 0.6%

Boston Properties, Inc.          1,105,000    31,493

Crescent Real Estate             2,101,900    53,073
Equities, Inc.

Equity Office Properties         2,086,400    51,117
Trust

Equity Residential               1,271,500    53,641
Properties Trust (SBI)

Patriot American                 1,988,400    25,352
Hospitality, Inc. Unit

Public Storage, Inc.             1,136,300    30,467

Starwood Hotels & Resorts        4,400,327    134,210

                                              379,353

TOTAL CONSTRUCTION                            1,267,028
& REAL ESTATE

DURABLES - 3.2%

AUTOS, TIRES, & ACCESSORIES
- 1.5%

AutoZone, Inc. (a)               3,135,800    77,219

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES
- CONTINUED

Chrysler Corp.                   1,819,300   $ 87,099

Circuit City Stores, Inc. -      224,300      1,318
CarMax Group (a)

Danaher Corp.                    2,507,000    75,210

Ford Motor Co.                   11,504,000   539,969

Lear Corp. (a)                   1,316,300    57,588

Pep Boys-Manny, Moe &            1,155,000    15,448
Jack

Republic Industries, Inc. (a)    10,379,927   151,158

                                              1,005,009

CONSUMER DURABLES -
0.3%

Minnesota Mining &               2,909,100    214,364
Manufacturing Co.

CONSUMER ELECTRONICS -
0.6%

Black & Decker Corp. (c)         4,780,000    198,968

General Motors Corp.             500,000      18,406
Class H

Matsushita Electric              614,000      8,335
Industrial Co. Ltd.

Maytag Corp.                     2,600,000    124,150

Whirlpool Corp.                  611,000      28,717

                                              378,576

HOME FURNISHINGS - 0.4%

Leggett & Platt, Inc. (c)        12,416,700   257,647

TEXTILES & APPAREL - 0.4%

Liz Claiborne, Inc.              2,547,800    66,721

NIKE, Inc. Class B               3,398,500    125,107

Polo Ralph Lauren Corp.          1,799,000    35,868
Class A (a)(c)

Tommy Hilfiger (a)               1,100,000    45,100

Warnaco Group, Inc. Class        800,000      18,500
A

                                              291,296

TOTAL DURABLES                                2,146,892

ENERGY - 6.2%

ENERGY SERVICES - 0.5%

Halliburton Co.                  4,899,600    139,945

Schlumberger Ltd.                3,271,300    164,587

                                              304,532

OIL & GAS - 5.7%

Amoco Corp.                      5,447,740    293,497

Anadarko Petroleum               7,434,100    292,253
Corp. (c)

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Apache Corp.                     2,659,715   $ 71,314

British Petroleum Co. PLC        13,400,000   194,968

Burlington Resources, Inc.       4,082,100    152,568

Canadian Natural                 2,702,600    44,127
Resources Ltd. (a)

Chevron Corp.                    3,034,200    255,062

Coastal Corp. (The)              5,384,000    181,710

Cooper Cameron Corp. (a)         1,671,500    47,011

Elf Aquitaine                    1,215,600    151,117

Exxon Corp.                      6,253,800    438,939

Mobil Corp.                      1,045,000    79,355

Occidental Petroleum Corp.       8,571,400    184,285


Phillips Petroleum Co.           2,888,300    130,335

Poco Petroleums Ltd. (a)         3,481,700    34,222

Renaissance Energy Ltd. (a)      1,425,000    19,451

Royal Dutch Petroleum Co.        9,600,000    457,200
(NY Registry Gilder
1.25)

Texaco, Inc.                     5,852,000    366,847

Total SA Class B                 2,344,300    294,361

Unocal Corp.                     2,510,369    91,001

USX-Marathon Group               550,000      19,491

                                              3,799,114

TOTAL ENERGY                                  4,103,646

FINANCE - 11.2%

BANKS - 3.7%

BANACCI SA de CV Class           3,840,000    3,382
B (a)

Banc One Corp.                   1,835,357    78,232

BankAmerica Corp.                8,086,900    486,225

Chase Manhattan Corp.            5,870,000    253,878

Citicorp                         4,429,800    411,695

Comerica, Inc.                   775,000      42,480

National City Corp.              306,551      20,213

NationsBank Corp.                4,051,618    216,762

Norwest Corp.                    600,000      21,488

Societe Generale, France         485,000      53,720
Class A

SunTrust Banks, Inc.             100,000      6,200

Synovus Finanical Corp.          1,709,775    33,768

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

U.S. Bancorp                     6,111,600   $ 217,344

Wells Fargo & Co.                1,664,900    591,040

                                              2,436,427

CREDIT & OTHER FINANCE -
1.3%

American Express Co.             1,100,000    85,388

Associates First Capital         4,758,787    310,511
Corp.

First Chicago NBD Corp.          200,000      13,700

Fleet Financial Group, Inc.      1,761,000    129,323

Greenpoint Financial Corp.       2,351,800    74,964


Household International,         2,620,395    98,265
Inc.

Providian Financial Corp.        2,201,300    186,698

                                              898,849

FEDERAL SPONSORED CREDIT
- 1.9%

Fannie Mae                       12,048,000   774,084

Freddie Mac                      9,061,600    447,983

SLM Holding Corp.                481,950      15,633

                                              1,237,700

INSURANCE - 3.3%

Aetna, Inc.                      404,900      28,141

AFLAC, Inc.                      4,604,800    131,525

Allstate Corp.                   11,813,000   492,454

American International           8,009,225    616,710
Group, Inc.

Chubb Corp. (The)                1,100,000    69,300

General Re Corp.                 326,100      66,198

Hartford Financial Services      400,000      18,975
Group, Inc.

Old Republic International       2,087,700    46,973
Corp.

Progressive Corp.                1,624,700    183,185

Provident Companies, Inc.        238,000      8,033

Reliastar Financial Corp.        1,691,616    65,973

SunAmerica, Inc.                 4,237,450    258,484

UNUM Corp.                       4,333,400    215,316

                                              2,201,267

SAVINGS & LOANS - 0.2%

Ahmanson (H.F.) & Co.            500,000      27,750

Charter One Financial, Inc.      2,590,440    64,437


Washington Mutual, Inc.          2,253,750    76,064

                                              168,251

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.8%

Merrill Lynch & Co., Inc.        1,673,200   $ 79,268

Morgan Stanley, Dean             2,650,035    114,117
Witter, Discover & Co.

Travelers Group, Inc. (The)      8,815,389    330,577

                                              523,962

TOTAL FINANCE                                 7,466,456

HEALTH - 11.7%

DRUGS & PHARMACEUTICALS
- 8.6%

American Home Products           14,295,200   748,711
Corp.

Bristol-Myers Squibb Co.         9,080,800    943,268

Elan Corp. PLC ADR (a)           2,301,000    165,816

Lilly (Eli) & Co.                6,351,200    497,378

Merck & Co., Inc.                9,587,600    1,242,193

Pfizer, Inc.                     4,326,700    458,360

Rhone-Poulenc SA Class A         2,000,932    83,499

Sankyo Co. Ltd.                  1,514,000    33,459

Schering-Plough Corp.            8,328,600    862,531

Takeda Chemical Industries       2,130,000    56,891
Ltd.

Warner-Lambert Co.               8,534,100    644,325

XOMA Corp. (a)                   3,030        7

                                              5,736,438

MEDICAL EQUIPMENT &
SUPPLIES - 2.2%

Abbott Laboratories              1,470,700    63,884

Baxter International, Inc.       300,000      17,850

Becton, Dickinson & Co.          2,546,200    104,712

Boston Scientific Corp. (a)      4,731,000    243,055

Johnson & Johnson                7,900,000    618,175

McKesson Corp.                   2,265,000    207,531

Medtronic, Inc.                  3,009,000    174,146

St. Jude Medical, Inc. (a)       1,198,900    27,725

                                              1,457,078

MEDICAL FACILITIES
MANAGEMENT - 0.9%

Carematrix Corp. (a)(c)          899,100      20,455

Columbia/HCA Healthcare          8,529,253    171,118
Corp.

HEALTHSOUTH Corp. (a)            16,144,800   170,529

Humana, Inc. (a)                 900,000      14,738

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

HEALTH - CONTINUED

MEDICAL FACILITIES
MANAGEMENT - CONTINUED

Tenet Healthcare Corp. (a)       1,392,195   $ 40,026

United HealthCare Corp.          2,494,100    87,294

Universal Health Services,       788,100      32,903
Inc. Class B (a)

Wellpoint Health Networks,       1,000,000    56,063
Inc. (a)

                                              593,126

TOTAL HEALTH                                  7,786,642

INDUSTRIAL MACHINERY
& EQUIPMENT - 7.0%

ELECTRICAL EQUIPMENT -
4.8%

Alcatel Alsthom                  1,356,000    115,204
Compagnie Generale
d'Electricite SA

Emerson Electric Co.             5,482,400    341,279

General Electric Co.             32,803,100   2,609,889

Loral Space &                    580,200      8,558
Communications Ltd. (a)

Philips Electronics NV           1,600,000    85,355
(Bearer)

SLI, Inc. (a)                    519,000      8,012

                                              3,168,297

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.0%

Case Corp. (c)                   4,440,000    96,570

Caterpillar, Inc.                1,770,100    78,880

Cooper Industries, Inc.          1,150,000    46,863

Deere & Co.                      1,880,000    56,870

Illinois Tool Works, Inc.        6,400,000    348,800

Ingersoll-Rand Co.               902,850      34,252

Tyco International Ltd.          12,202,206   674,172

                                              1,336,407

POLLUTION CONTROL - 0.2%

Republic Services, Inc.          2,000,000    39,000
Class A (a)

Waste Management, Inc.           1,652,500    79,423

                                              118,423

TOTAL INDUSTRIAL                              4,623,127
MACHINERY &
EQUIPMENT

MEDIA & LEISURE - 5.3%

BROADCASTING - 2.7%

CBS Corp.                        12,464,164   302,256

Chancellor Media Corp. (a)       100,000      3,338

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

MEDIA & LEISURE -
CONTINUED

BROADCASTING - CONTINUED

Clear Channel                    7,849,680   $ 372,860
Communications, Inc. (a)

Comcast Corp. Class A            875,000      41,070
(special)

Cox Communications, Inc.         844,700      46,142
Class A (a)

Heftel Broadcasting Corp.        663,800      25,058
Class A (a)

MediaOne Group, Inc. (a)         1,450,000    64,434

Metromedia Fiber                 164,200      5,378
Network, Inc. Class A

Nielsen Media Research,          472,966      4,848
Inc. (a)

Tele-Communications, Inc.        1,936,201    75,754
(TCI Group) Series A (a)

Time Warner, Inc.                9,459,603    828,306

Univision Communications,        595,000      17,701
Inc. Class A (a)

USA Networks, Inc. (a)           1,196,980    23,266

                                              1,810,411

ENTERTAINMENT - 1.2%

Alliance Gaming                  17,753       36
Corp. (a)(e)

Disney (Walt) Co.                9,557,000    241,912

News Corp. Ltd. ADR              3,400,000    87,125

Viacom, Inc. Class B             8,254,400    478,755
(non-vtg.) (a)

                                              807,828

LODGING & GAMING - 0.4%

Extended Stay America,           4,828,503    38,628
Inc. (a)(c)

Hilton Hotels Corp.              3,929,200    67,042

Host Marriott Corp. (a)(c)       13,228,400   167,835

Prime Hospitality Corp. (a)      1,577,600    11,043

Promus Hotel Corp. (a)           100,000      2,756

                                              287,304

PUBLISHING - 0.4%

Gannet Co., Inc.                 2,010,400    107,682

Harcourt General, Inc.           848,900      41,066

Houghton Mifflin Co.             17,100       530

McGraw-Hill Companies,           163,000      12,918
Inc.

Times Mirror Co. Class A         697,300      37,044

Tribune Co.                      823,100      41,412

                                              240,652

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

MEDIA & LEISURE -
CONTINUED

RESTAURANTS - 0.6%

Host Marriott Services           2,832,100   $ 25,843
Corp. (a)(c)

McDonald's Corp.                 6,282,200    374,969

                                              400,812

TOTAL MEDIA & LEISURE                         3,547,007

NONDURABLES - 4.2%

BEVERAGES - 0.9%

Coca-Cola Co. (The)              5,466,800    315,024

Coca-Cola Enterprises, Inc.      525,000      13,256


PepsiCo, Inc.                    9,656,800    284,272

Stroh Brewery Co.                21,307       76
warrants 7/1/01 (a)

                                              612,628

FOODS - 0.1%

Bestfoods                        800,000      38,750

Heinz (H.J.) Co.                 585,800      29,949

Sara Lee Corp.                   500,000      27,000

                                              95,699

HOUSEHOLD PRODUCTS -
1.7%

Avon Products, Inc.              2,346,000    65,835

Clorox Co.                       70,200       5,792

Estee Lauder Companies,          863,000      44,229
Inc.

Gillette Co.                     9,775,800    373,924

Procter & Gamble Co.             6,247,300    443,168

Revlon, Inc. Class A (a)         200,000      6,363

Unilever NV (NY shares)          3,029,700    185,569

                                              1,124,880

TOBACCO - 1.5%

Philip Morris Companies,         21,410,200   986,207
Inc.

TOTAL NONDURABLES                             2,819,414

RETAIL & WHOLESALE -
9.3%

APPAREL STORES - 1.3%

Gap, Inc.                        11,355,800   599,018

Intimate Brands, Inc. Class      1,090,300    20,648
A

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

RETAIL & WHOLESALE -
CONTINUED

APPAREL STORES -
CONTINUED

Lamonts Apparel, Inc. (a):

Class A                          433,431     $ 271

Class A warrants                 269,324      67
1/31/08

Class B warrants                 85,594       21
1/31/08

Limited, Inc. (The)              5,100,400    111,890

TJX Companies, Inc.              5,496,800    97,912

                                              829,827

DRUG STORES - 0.7%

CVS Corp.                        9,776,286    428,324

Rite Aid Corp.                   1,008,200    35,791

                                              464,115

GENERAL MERCHANDISE
STORES - 3.0%

Consolidated Stores              2,519,068    49,437
Corp. (a)

Costco Companies, Inc. (a)       855,500      40,529

Dayton Hudson Corp.              12,509,400   447,211

Federated Department             4,215,700    153,346
Stores, Inc. (a)

Ito-Yokado Co. Ltd.              88,000       4,186

J.C. Penney Co., Inc.            1,907,100    85,700

Neiman-Marcus Group,             668,700      14,461
Inc. (a)

Wal-Mart Stores, Inc.            22,172,500   1,211,173

                                              2,006,043

GROCERY STORES - 0.8%

Meyer (Fred), Inc. (a)           1,405,000    54,619

Safeway, Inc. (a)                10,954,400   508,010

                                              562,629

RETAIL & WHOLESALE,
MISCELLANEOUS - 3.5%

AgriBioTech, Inc. (a)            1,137,500    12,655

Circuit City Stores, Inc. -      1,202,500    40,058
Circuit City Group

Home Depot, Inc.                 30,402,450   1,200,897

Lowe's Companies, Inc.           13,047,000   415,058

N2K, Inc.                        394,700      2,837

Office Depot, Inc. (a)           8,644,400    193,959

Pier 1 Imports, Inc.             600,000      4,500

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

RETAIL & WHOLESALE -
CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Staples, Inc. (a)                12,582,900  $ 369,623

Tandy Corp.                      1,722,600    92,159

                                              2,331,746

TOTAL RETAIL &                                6,194,360
WHOLESALE

SERVICES - 1.5%

ADVERTISING - 0.7%

Interpublic Group of             200,000      10,788
Companies, Inc.

Omnicom Group, Inc.              8,151,576    366,821

Outdoor Systems, Inc. (a)        5,975,437    116,521

                                              494,130

LEASING & RENTAL - 0.0%

Hertz Corp. Class A              203,000      8,399

PRINTING - 0.0%

Wallace Computer                 575,300      10,319
Services, Inc.

SERVICES - 0.8%

AccuStaff, Inc. (a)              532,000      7,747

Assisted Living Concepts,        1,103,000    15,649
Inc. (a)(c)

Cendant Corp. (a)                14,487,000   168,411

Manpower, Inc.                   2,955,900    60,411

Rentokil Initial PLC             10,566,935   65,207

Robert Half International,       3,338,950    144,201
Inc. (a)

Service Corp. International      1,200,000    38,250

                                              499,876

TOTAL SERVICES                                1,012,724

TECHNOLOGY - 21.6%

COMMUNICATIONS
EQUIPMENT - 4.6%

3Com Corp. (a)                   2,866,700    86,180

Ascend Communications,           4,079,600    185,622
Inc. (a)

Cisco Systems, Inc. (a)          21,980,200   1,358,651

Lucent Technologies, Inc.        14,817,724   1,023,349

Newbridge Networks               2,116,200    37,959
Corp. (a)

Northern Telecom Ltd.            105,900      3,396

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

TECHNOLOGY - CONTINUED

COMMUNICATIONS
EQUIPMENT - CONTINUED

OY Nokia AB:

Series A                         1,200,000   $ 94,088

sponsored ADR                    3,577,000    280,571

                                              3,069,816

COMPUTER SERVICES &
SOFTWARE - 8.0%

America Online, Inc.             9,065,100    1,008,492

BMC Software, Inc.               4,817,700    289,363

Ceridian Corp. (a)               1,250,700    71,759

CompUSA, Inc. (a)                2,085,700    36,109

Computer Associates              5,052,900    186,957
International, Inc.

Compuware Corp. (a)              1,100,000    64,763

DST Systems, Inc. (a)            200,400      10,571

Electronic Arts, Inc. (a)        1,711,100    75,075

Equifax, Inc.                    870,170      31,054

First Data Corp.                 4,424,000    103,964

HBO & Co.                        6,000,000    173,250

IMS Health, Inc.                 1,418,900    87,883

Keane, Inc. (a)                  600,000      21,075

Lycos, Inc. (a)                  100,000      3,381

Microsoft Corp. (a)              22,097,700   2,432,128

Netscape Communications          1,370,000    29,969
Corp. (a)

Oracle Corp. (a)                 17,315,600   504,317

Parametric Technology            3,405,000    34,263
Corp. (a)

PeopleSoft, Inc. (a)             3,559,200    116,119

SAP AG sponsored ADR             417,000      16,237

Sportsline USA, Inc.             400,000      6,975

Yahoo, Inc. (a)                  400,000      51,800

                                              5,355,504

COMPUTERS & OFFICE
EQUIPMENT - 5.5%

Comdisco, Inc. (c)               9,900,000    134,888

Compaq Computer Corp.            17,765,500   561,834

Dell Computer Corp. (a)          9,688,400    637,012

EMC Corp. (a)                    9,660,482    552,459

Fore Systems, Inc. (a)           1,400,000    23,275

Hewlett-Packard Co.              770,600      40,794

International Business           6,928,400    886,835
Machines Corp.

Pitney Bowes, Inc.               4,875,600    266,025

Seagate Technology,              2,455,300    61,536
Inc. (a)

Sun Microsystems, Inc. (a)       3,950,000    196,759

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE
EQUIPMENT - CONTINUED

Tech Data Corp. (a)              788,800     $ 39,489

Xerox Corp.                      3,200,000    271,200

                                              3,672,106

ELECTRONIC INSTRUMENTS -
0.1%

Thermo Electron Corp. (a)        2,733,200    41,169

Thermo Instruments               200,000      2,200
Systems, Inc. (a)

Waters Corp. (a)                 765,800      51,309

                                              94,678

ELECTRONICS - 3.2%

Altera Corp. (a)                 200,000      7,025

Analog Devices, Inc. (a)         1,453,866    23,353

Intel Corp.                      16,408,800   1,407,055

Lattice Semiconductor            77,100       1,908
Corp. (a)

Linear Technology Corp.          1,588,300    79,415

LSI Logic Corp. (a)              900,000      11,363

Maxim Integrated Products,       1,889,200    52,661
Inc. (a)

Micron Technology, Inc. (a)      1,200,000    36,525

Motorola, Inc.                   1,309,400    55,895

Rambus, Inc. (a)                 800,000      51,200

Rohm Co. Ltd.                    483,000      45,948

Solectron Corp. (a)              1,430,100    68,645

Texas Instruments, Inc.          5,397,000    284,692

Xilinx, Inc. (a)                 100,000      3,500

                                              2,129,185

PHOTOGRAPHIC EQUIPMENT -
0.2%

Fuji Photo Film Co. Ltd.         3,032,000    104,280

TOTAL TECHNOLOGY                              14,425,569

TRANSPORTATION - 1.3%

AIR TRANSPORTATION - 0.2%

AMR Corp. (a)                    1,978,100    109,661

Delta Air Lines, Inc.            563,300      54,781

                                              164,442

RAILROADS - 0.9%

Bombardier, Inc. Class B         8,700        95

Burlington Northern Santa        1,741,920    55,741
Fe Corp.

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

TRANSPORTATION -
CONTINUED

RAILROADS - CONTINUED

CSX Corp.                        6,895,600   $ 290,046

Norfolk Southern Corp.           8,409,100    244,389

                                              590,271

TRUCKING & FREIGHT - 0.2%

CNF Transportation, Inc.         642,000      18,698

Landstar System, Inc. (a)(c)     901,200      25,403

Swift Transportation Co.,        3,333,250    57,915
Inc. (a)(c)

                                              102,016

TOTAL                                         856,729
TRANSPORTATION

UTILITIES - 6.2%

CELLULAR - 0.4%

AirTouch Communications,         1,990,000    113,430
Inc. (a)

Nextel Communications,           1,700,000    34,319
Inc. Class A (a)

Teleglobe, Inc.                  400,000      10,410

Vodafone Group PLC               782,900      88,272
sponsored ADR

                                              246,431

ELECTRIC UTILITY - 0.4%

Duke Energy Corp.                1,382,000    91,471

PG&E Corp.                       5,413,048    172,879

                                              264,350

GAS - 0.2%

Enron Corp.                      2,581,300    136,325

TELEPHONE SERVICES - 5.2%

ALLTEL Corp.                     213,000      10,091

Ameritech Corp.                  3,018,400    142,997

AT&T Corp.                       12,367,280   722,713

Bell Atlantic Corp.              979,100      47,425

BellSouth Corp.                  5,228,700    393,460

GTE Corp.                        6,770,800    372,394

MCI WorldCom, Inc. (a)           23,027,341   1,125,461

Qwest Communications             1,100,000    34,444
International, Inc. (a)

SBC Communications, Inc.         7,332,800    325,851

Sprint Corp.                     1,444,700    104,018

Telebras sponsored ADR           1,338,300    92,343

COMMON STOCKS - CONTINUED

                                SHARES       VALUE (NOTE 1)
                                             (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES -
CONTINUED

Telecom Italia Mobile Spa        13,960,000  $ 81,455

Telefonica de Espana SA          813,000      29,696

                                              3,482,348

TOTAL UTILITIES                               4,129,454

TOTAL COMMON                                  62,382,458
STOCKS
(Cost $43,727,761)

PREFERRED STOCKS - 0.0%



CONVERTIBLE PREFERRED
STOCKS - 0.0%

BASIC INDUSTRIES - 0.0%

CHEMICALS & PLASTICS -
0.0%

Sealed Air Corp. Series A,       416,242      15,037
$2.00

INDUSTRIAL MACHINERY
& EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT -
0.0%

Ampex Corp. 8%                   631          984
non-cumulative (a)

TOTAL CONVERTIBLE                             16,021
PREFERRED STOCKS

NONCONVERTIBLE
PREFERRED STOCKS -
0.0%

INDUSTRIAL MACHINERY
& EQUIPMENT - 0.0%

ELECTRICAL EQUIPMENT -
0.0%

Ampex Corp. 8%                   1,379        2,151
non-cumulative (a)

TOTAL PREFERRED                               18,172
STOCKS
(Cost $21,748)

COMMERCIAL MORTGAGE SECURITIES - 0.0%

                        MOODY    PRINCIPAL
                        'S       AMOUNT (000S)
                        RATING
                        S
                        (UNAUD
                        ITED)

Bardell Associates Note -        $ 4,278      4,545
Trust
12.5%, 11/1/08 (e)
(Cost $4,349)

CASH EQUIVALENTS - 6.4%

                                 MATURITY      VALUE (NOTE 1)
                                 AMOUNT (000S) (000S)

Investments in repurchase        $ 1,864,146   $ 1,863,864
agreements (U.S.
Treasury obligations), in
a joint trading account at
5.44%,
dated 9/30/98 due
10/1/98

                                 SHARES

Taxable Central Cash             2,424,151,337 2,424,151
Fund (b)

TOTAL CASH                                     4,288,015
EQUIVALENTS
(Cost $4,288,015)

TOTAL INVESTMENT                               $ 66,693,190
IN SECURITIES -
100%
(Cost $48,041,873)

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.36%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Affiliated company (see Note 6 of Notes to Financial Statements).
(d) Share amount represents number of units held.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

Additional information on each holding is as follows:

SECURITY             ACQUISTION   ACQUISITION
                     DATE         COST (000S)

Alliance Gaming      7/28/98      $ -
 Corp.

Bardell Associates   4/19/94      $ 4,349
 Note Trust 12.5%,
 11/1/08

INCOME TAX INFORMATION
At September 30, 1998, the aggregate cost of investment securities for income tax purposes was $48,087,491,000. Net unrealized appreciation aggregated $18,605,699,000, of which $21,131,111,000 related to appreciated investment securities and $2,525,412,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) SEPTEMBER 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                          $ 66,693,190
AGREEMENTS OF $1,863,864) (COST $48,041,873) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                               1,732

RECEIVABLE FOR INVESTMENTS SOLD                                                    315,480

RECEIVABLE FOR FUND SHARES SOLD                                                    59,373

DIVIDENDS RECEIVABLE                                                               72,186

INTEREST RECEIVABLE                                                                9,689

OTHER RECEIVABLES                                                                  5,310

 TOTAL ASSETS                                                                      67,156,960

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                    $ 1,177,181

PAYABLE FOR FUND SHARES REDEEMED                                      112,794

ACCRUED MANAGEMENT FEE                                                22,661

OTHER PAYABLES AND ACCRUED EXPENSES                                   11,273

 TOTAL LIABILITIES                                                                 1,323,909

NET ASSETS                                                                        $ 65,833,051

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                   $ 45,314,135

UNDISTRIBUTED NET INVESTMENT INCOME                                                246,239

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                              1,620,172
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                          18,652,505
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 675,075 SHARES OUTSTANDING                                        $ 65,833,051

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                     $97.52
($65,833,051 (DIVIDED BY) 675,075 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.00 OF $97.52)                             $100.54


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME                                                         $ 385,684
DIVIDENDS (INCLUDING $10,453 RECEIVED FROM
AFFILIATED ISSUERS)

INTEREST                                                                   76,169

 TOTAL INCOME                                                              461,853

EXPENSES

MANAGEMENT FEE                                              $ 211,873
BASIC FEE

 PERFORMANCE ADJUSTMENT                                      (58,099)

TRANSFER AGENT FEES                                          62,525

ACCOUNTING FEES AND EXPENSES                                 481

NON-INTERESTED TRUSTEES' COMPENSATION                        214

CUSTODIAN FEES AND EXPENSES                                  1,401

REGISTRATION FEES                                            610

AUDIT                                                        263

LEGAL                                                        123

MISCELLANEOUS                                                22

 TOTAL EXPENSES BEFORE REDUCTIONS                            219,413

 EXPENSE REDUCTIONS                                          (5,767)       213,646

NET INVESTMENT INCOME                                                      248,207

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN OF           1,716,288
$105,644 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                               (1,085)       1,715,203

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                       (7,763,165)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                1,458         (7,761,707)

NET GAIN (LOSS)                                                            (6,046,504)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ (5,798,297)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED  YEAR ENDED
                                                         SEPTEMBER 30,     MARCH 31,
                                                         1998              1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 248,207         $ 474,821
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 1,715,203         4,386,409

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (7,761,707)       17,839,293

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (5,798,297)       22,700,523
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (132,542)         (794,010)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (1,736,276)       (3,324,791)

 TOTAL DISTRIBUTIONS                                      (1,868,818)       (4,118,801)

SHARE TRANSACTIONS                                        6,444,543         11,459,995
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            1,838,256         4,050,132

 COST OF SHARES REDEEMED                                  (6,750,918)       (13,367,016)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,531,881         2,143,111
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,135,234)       20,724,833

NET ASSETS

 BEGINNING OF PERIOD                                      71,968,285        51,243,452

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 65,833,051      $ 71,968,285
INCOME OF $246,239 AND $152,096, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     60,562            119,540

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  17,018            44,167

 REDEEMED                                                 (63,887)          (141,304)

 NET INCREASE (DECREASE)                                  13,693            22,403


FINANCIAL HIGHLIGHTS

                      SIX MONTHS ENDED            YEARS ENDED MARCH 31,
                          SEPTEMBER 30,

                              1998        1998      1997      1996      1995      1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING    $ 108.82    $ 80.20   $ 87.52   $ 72.44   $ 69.72   $ 68.44
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .37 D       .73 D     1.38 D    .79       .27       .61

 NET REALIZED AND              (8.85)      34.35     5.25      19.57     5.22      7.92
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         (8.48)      35.08     6.63      20.36     5.49      8.53
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.20)       (1.25)    (1.10)    (.59)     (.14)     (.75)
 INCOME

 FROM NET REALIZED GAIN        (2.62)      (5.21)    (12.85)   (4.69)    (2.63)    (6.50)

 TOTAL DISTRIBUTIONS           (2.82)      (6.46)    (13.95)   (5.28)    (2.77)    (7.25)

NET ASSET VALUE, END          $ 97.52     $ 108.82  $ 80.20   $ 87.52   $ 72.44   $ 69.72
OF PERIOD

TOTAL RETURN B, C              (8.04)%     45.41%    9.11%     28.43%    8.21%     12.94%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 65,833    $ 71,968  $ 51,243  $ 56,179  $ 39,803  $ 33,119
(IN MILLIONS)

RATIO OF EXPENSES TO           .60% A      .62%      .66%      .95%      .99%      1.00%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .59% A, E   .61% E    .64% E    .92% E    .96% E    .99% E
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT        .68% A      .77%      1.75%     .95%      .39%      1.07%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        37% A       34%       67%       155%      120%      132%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended September 30, 1998

1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Magellan Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Effective at the close of business on September 30, 1997, the fund was closed to new accounts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using

2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS - CONTINUED
contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt

2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $4,581,000 or 0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $12,627,139,000 and $13,809,041,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .42% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $4,054,000 on sales of shares of the fund of which $4,044,000 was retained.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,003,000 for the period.

5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $3,315,000 under this arrangement.

5. EXPENSE REDUCTION - CONTINUED
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $2,448,000, respectively, under these arrangements.

6. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS           PURCHASE SALES    DIVIDEND VALUE
AFFILIATE                      COST     COST     INCOME
Aeroquip-Vickers, Inc.         $-       $ 1,280  $ 317    $ -
Anadarko Petroleum Corp.        -       28,373   827      292,253
Assisted Living Concepts, Inc.  -       -        -        15,649
Black & Decker Corp.            8,727   26,391   1,281    198,968
Canadian Natural Resources Ltd. -       30,868   -        -
Carematrix Corp.                -       -        -        20,455
Case Corp.                      -       58,511   542      96,570
Comdisco, Inc.                  -       4,030    524      134,888
Extended Stay America, Inc.     -       -        -        38,628
Halter Marine Group, Inc.       -       1,222    -        -
Hanna (M.A.) Co.                -       6,522    634      -
Host Marriott Services Corp.    -       1,773    -        25,843
Host Marriott Corp.             -       15,592   -        167,835
IDEX Corp.                      -       2,015    440      -
Lafarge Corp.                   1,234   14,000   1,172    126,216
Landstar System, Inc.           -       -        -        25,403
Leggett & Platt, Inc.           -       4,659    2,003    257,647
Oakwood Homes Corp.             -       -        74       48,815
Omnicom Group, Inc.             -       269      1,063    -
Polo Ralph Lauren Corp. Class A 1,429   -        -        35,868
Prime Hospitality Corp.         -       4,950    -        -
Pulte Corp.                     -       19,285   279      70,691
Renaissance Energy Ltd.         -       -        -        -
Smith (A.O.) Corp. Class B      -       10,173   303      -
Southdown, Inc.                 9,348   21,131   447      98,991
Swift Transportation Co., Inc.  -       2,763    -        57,915
Synetic, Inc.                   -       -        -        48,040
Trinity Industries, Inc.        -       29,852   547      -
UCAR International, Inc.        -       18,986   -        -
USG Corp.                       -       -        -        -
TOTALS                          $20,738 $302,645 $10,453  $1,760,675

7. LITIGATION
In August 1998, the NGC Asbestos Disease and Property Damage Settlement Trust commenced an action against FMR and other unrelated parties. The complaint alleges that during the reorganization of National Gypsum Company, the defendants (including FMR acting on behalf of the fund and another) failed to disclose information material to the valuation of the reorganized entity. FMR denies the allegations and intends to defend the lawsuit vigorously.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and the Shareholders of Fidelity Magellan Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
October 28, 1998

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

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Fidelity TouchTone Xpress(registered trademark) provides a single
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the system will help you create a personal identification number (PIN)
for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC
Fidelity's Web site on the Internet provides a wide range of
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services.

(PC_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.

(PC_GRAPHIC)
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research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
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(LETTER_GRAPHIC)MAKING CHANGES
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(such as changing name, address, bank, etc.)
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BUYING SHARES
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GENERAL CORRESPONDENCE
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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
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 (U.K.) Inc., London, England
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 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail Johnson, Vice President
Robert Stansky, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
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CUSTODIAN
State Street Bank and Trust Company
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